Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
As at 1 January		¥ 3,413,754
Premiums		615,190	¥ 618,327	¥ 612,265
As at 31 December		3,873,753	3,413,754
Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
As at 1 January		3,374,693
As at 31 December		3,836,002	3,374,693
Gross [member]
Disclosure of types of insurance contracts [line items]
As at 1 January		3,419,899
As at 31 December		3,880,160	3,419,899
Gross [member] | Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
As at 1 January		3,379,603	2,936,533
Premiums		540,926	542,974
Release of liabilities	[1]	(282,665)	(287,705)
Accretion of interest		166,174	148,504
Change in assumptions- Change in discount rates		31,918	30,701
Change in assumptions- Change in other assumptions	[2]	2,549	7,574
Other movements		2,394	1,022
As at 31 December		¥ 3,840,899	¥ 3,379,603	¥ 2,936,533

[1]	The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.
[2]	For the year ended 31 December 2022, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB2,415 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB134 million. For the year ended 31 December 2021, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB5,897 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB1,677 million.